Long-Term Bank Loans - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,306	¥ 3,614
Guaranteed by third parties [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 61	¥ 96